Related Parties	12 Months Ended
Dec. 31, 2011
Related Parties [Abstract]
Related Parties

5 - Related Parties

iShares® Delaware Trust Sponsor LLC, is the Sponsor of the Trust, and BlackRock Fund Advisors is the Advisor of the Trust. The Sponsor and the Advisor are considered to be related parties to the Trust.